CONVERTIBLE BONDS - Schedule of recognition and movements of convertible bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest paid (cash flow)	$ (5,067)	$ (4,457)	$ (4,046)
Convertible bonds
Disclosure of detailed information about borrowings [line items]
Borrowings at the beginning of the period	82,399	138,422
Repurchase	0	(134,924)
Carrying value initial recognition	0	81,785
Interest paid (cash flow)	(5,067)	(4,457)
Amortization	8,752	5,725
Accrued interest	933	1,972
Currency translation	11,038	(6,124)
Borrowings at the end of the period	98,056	82,399	$ 138,422
Current portion	5,336	4,245
Non-current portion	$ 92,719	$ 78,154